Financial Instrument Risk (Tables)	12 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Foreign currency denominated financial assets and liabilities
Foreign currency denominated financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts shown are translated into GBP at the closing rate:

30 June 2024	GBP £‘000	EUR £‘000	USD £‘000	RON £‘000	Others £‘000	TOTAL £‘000
Financial assets	96,586	35,278	46,851	2,300	46,108	227,123
Financial liabilities	(163,168)	(7,083)	(46,312)	(52,325)	(34,888)	(303,776)
Total	(66,582)	28,195	539	(50,025)	11,220	(76,653)

30 June 2023 (Restated) (1)	GBP £‘000	EUR £‘000	USD £‘000	RON £‘000	Others £‘000	TOTAL £‘000
Financial assets	185,276	35,376	47,373	3,648	49,769	321,442
Financial liabilities	(33,525)	(7,675)	(5,641)	(58,804)	(42,618)	(148,263)
Total	151,751	27,701	41,732	(55,156)	7,151	173,179
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).

Schedule of effect of changes in foreign exchange rates
During the year ended 30 June 2024, the Sterling/US dollar volatility ranged from the US Dollar strengthening against Sterling by 4% to weakening by 4%.

	GBP/USD	Profit impact £’000	Equity impact £’000
30 June 2024	4%	383	3,526
30 June 2024	(4)%	(375)	(3,458)
During the year ended 30 June 2023, the Sterling/US dollar volatility ranged from the US Dollar strengthening against Sterling by 6% to weakening by 13%.

	GBP/USD	Profit impact £’000	Equity impact £’000
30 June 2023	6%	(298)	(2,038)
30 June 2023	(13)%	589	4,031

Schedule of maximum exposure to credit risk	The Group’s maximum exposure to credit risk is limited to the carrying amount of financial assets recognised at 30 June, as summarised below:

	2024 £’000	2023 £’000 (Restated) (1)
Trade receivables	£149,855	£143,336
Accrued income	14,194	13,160
Other financial assets	716	243
Cash and cash equivalents	62,358	164,703
Total	£227,123	£321,442
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).

Disclosure of maturity analysis for non-derivative financial liabilities
As at 30 June 2024, the Group’s non-derivative financial liabilities had contractual maturities (including interest payments where applicable) as summarised below:

30 June 2024	Current 0 - 6 months £’000	Current 6 - 12 months £’000	Non-Current 1 - 5 years £’000	Non-Current +5 years £’000
Revolving credit facility	£4,305	£4,235	£158,323	£—
Lease liabilities	7,124	7,326	39,000	10,487
Financial guarantees	3,414	680	1,673	222
Trade payables	10,976	—	—	—
Accruals	56,890	—	—	—
Client volume discounts/rebates	—	17,922
Deferred consideration	2,519	3,322	943	—
Contingent consideration	2,806	5,638	—	—
Total	£88,034	£39,123	£199,939	£10,709
The discount impact for deferred and contingent consideration is not material.
There were no forward foreign currency options in place at 30 June 2024.
As at 30 June 2023, the Group’s non-derivative financial liabilities had contractual maturities (including interest payments where applicable) as summarised below:

30 June 2023 (Restated) (1)	Current 0 - 6 months £’000	Current 6 - 12 months £’000	Non-Current 1 - 5 years £’000	Non-Current +5 years £’000
Lease liabilities	£7,371	£7,202	£45,025	£17,063
Financial guarantees	1,749	464	1,612	9,135
Trade payables	5,480	—	—	—
Accruals	55,195	—	—	—
Client volume discounts/rebates	1,011	—	—	—
Deferred consideration	1,267	—	4,837	—
Contingent consideration	2,661	4,989	3,809	—
Total	£74,734	£12,655	£55,283	£26,198
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details). Off balance sheet financial guarantees were included in the list of financial liabilities.